Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Sales	$ 1,096,224	$ 861,332
Cost of sales
Cost of sales, excluding depletion	266,763	258,559
Depletion	243,889	256,826
Total cost of sales	510,652	515,385
Gross margin	585,572	345,947
General and administrative expenses	65,698	54,507
Impairment of mineral stream interests		165,912
Earnings from operations	519,874	125,528
Other (income) expense	(2,170)	(274)
Earnings before finance costs and income taxes	522,044	125,802
Finance costs	16,715	48,730
Earnings before income taxes	505,329	77,072
Income tax recovery	2,475	9,066
Net earnings	$ 507,804	$ 86,138
Basic earnings per share	$ 1.132	$ 0.193
Diluted earnings per share	$ 1.128	$ 0.193
Weighted average number of shares outstanding
Basic	448,694	446,021
Diluted	450,070	446,930